RELATED PARTY TRANSACTIONS - Leasing transactions (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Present value of obligations under finance leases	$ 52,444		$ 56,277
SFL
Related Party Transaction [Line Items]
Charter hire payable (principal and interest)	3,942	$ 4,360
Lease interest expense	2,002	2,455
Contingent rental (income) expense	(1,624)	8,270
Present value of obligations under finance leases	$ 52,444	$ 59,974